UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-00249

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds I

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2015

Item 1. Schedule of Investments.

Schedule of investments
Delaware Mid Cap Value Fund	January 31, 2015 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 97.47%
Basic Industry – 8.92%
Albemarle	1,400	$67,564
Celanese Class A	1,650	88,704
Cytec Industries	2,100	100,779
FMC	750	43,125
Grace (W.R.) †	950	82,346
Graphic Packaging Holding †	2,750	39,820
Owens-Illinois †	1,650	38,527
		460,865
Business Services – 1.32%
Brink’s	600	13,446
ManpowerGroup	750	54,660
		68,106
Capital Spending – 6.10%
ITT	1,950	69,829
KBR	2,150	35,539
Regal-Beloit	1,050	72,293
Terex	1,150	25,852
United Rentals †	1,350	111,847
		315,360
Consumer Cyclical – 4.73%
BorgWarner	850	45,909
Horton (D.R.)	2,350	57,622
Johnson Controls	700	32,529
Newell Rubbermaid	1,900	70,053
Tenneco †	750	38,565
		244,678
Consumer Services – 8.62%
Bloomin’ Brands †	1,800	44,487
Hasbro	1,100	60,412
Macy’s	1,100	70,268
Meredith	693	36,078
Nordstrom	900	68,580
Staples	2,100	35,805
Starwood Hotels & Resorts Worldwide	550	39,583
Tiffany	400	34,656
VF	800	55,496
		445,365

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Schedule of investments
Delaware Mid Cap Value Fund (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock (continued)
Consumer Staples – 3.57%
Dr Pepper Snapple Group	950	$73,407
Reynolds American	1,000	67,950
Tyson Foods Class A	1,100	42,944
		184,301
Energy – 5.26%
Ensco Class A	1,100	30,844
Helmerich & Payne	400	23,824
Newfield Exploration †	2,200	65,516
Rowan	800	16,896
Superior Energy Services	2,950	59,000
Tesoro	450	36,779
Whiting Petroleum †	1,300	39,026
		271,885
Financial Services – 22.56%
American Financial Group	2,350	136,394
Associated Banc-Corp	1,500	25,215
Bank of Hawaii	1,000	56,460
Berkley (W.R.)	1,700	83,283
Comerica	2,550	105,825
East West Bancorp	4,050	146,529
First Horizon National	4,445	57,741
Hancock Holding	1,750	45,693
HCC Insurance Holdings	1,950	104,013
Raymond James Financial	1,900	99,978
Reinsurance Group of America	1,200	99,372
Torchmark	2,225	111,406
Validus Holdings	1,529	60,625
Zions Bancorporation	1,400	33,544
		1,166,078
Healthcare – 9.99%
Becton, Dickinson	650	89,752
Cigna	700	74,781
McKesson	400	85,060
Mylan †	750	39,863
Omnicare	600	44,988
Service Corp International	3,100	70,153
Universal Health Services Class B	600	61,518
Zimmer Holdings	450	50,445
		516,560
Real Estate Investment Trusts – 6.53%
Boston Properties	500	69,400

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(Unaudited)

	Number of shares	Value (U.S. $)
Common Stock (continued)
Real Estate Investment Trusts (continued)
Brandywine Realty Trust	3,350	$55,643
CBL & Associates Properties	2,650	54,643
Highwoods Properties	2,000	94,000
Kimco Realty	2,300	63,595
		337,281
Technology – 12.36%
Adobe Systems †	1,100	77,143
Agilent Technologies	1,350	50,989
Avnet	2,100	87,402
Citrix Systems †	700	41,482
Fiserv †	1,500	108,795
Keysight Technologies †	875	29,216
Symantec	1,800	44,586
Synopsys †	2,300	98,877
Teradyne	2,100	38,010
Thermo Fisher Scientific	500	62,605
		639,105
Transportation – 2.28%
Canadian National Railway	800	52,784
CSX	1,950	64,935
		117,719
Utilities – 5.23%
Edison International	1,150	78,373
PPL	1,500	53,250
Public Service Enterprise Group	1,350	57,618
Wisconsin Energy	1,450	80,867
		270,108
Total Common Stock (cost $3,443,229)		5,037,411

Exchange-Traded Fund – 1.76%
ishares Russell Mid-Cap Value	1,250	90,887
Total Exchange-Traded Fund (cost $92,538)		90,887

	Principal amount°
Short-Term Investments – 2.72%
Discount Notes – 1.27%≠
Federal Home Loan Bank
0.058% 4/8/15	20,929	20,927
0.065% 4/20/15	22,703	22,702
0.07% 4/6/15	13,414	13,413

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Schedule of investments
Delaware Mid Cap Value Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Short-Term Investments (continued)
Discount Notes≠ (continued)
Federal Home Loan Bank
0.08% 3/18/15	1,927	$1,927
0.085% 3/27/15	6,527	6,527
		65,496
Repurchase Agreements – 1.45%
Bank of America Merrill Lynch
0.03%, dated 1/30/15, to be repurchased on 2/2/15,
repurchase price $28,142 (collateralized by U.S.
government obligations 0.000%–7.875%
2/26/15–8/15/40; market value $28,705)	28,142	28,142
Bank of Montreal
0.05%, dated 1/30/15, to be repurchased on 2/2/15,
repurchase price $18,761 (collateralized by U.S.
government obligations 0.75%–3.875%
6/30/16–8/15/40; market value $19,136)	18,761	18,761
BNP Paribas
0.06%, dated 1/30/15, to be repurchased on 2/2/15,
repurchase price $28,305 (collateralized by U.S.
government obligations 0.000%–2.125%
7/31/16–5/15/29; market value $28,871)	28,305	28,305
		75,208
Total Short-Term Investments (cost $140,700)		140,704

Total Value of Securities – 101.95%
(cost $3,676,467)		5,269,002

Liabilities Net of Receivables and Other Assets – (1.95%)		(100,547)
Net Assets – 100.00%		$5,168,455

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

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Notes
Delaware Mid Cap Value Fund	January 31, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Equity Funds I – Delaware Mid Cap Value Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

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(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Jan. 31, 2015:

	Level 1	Level 2	Total
Common Stock	$5,037,411	$—	$5,037,411
Exchange-Traded Fund	90,887	—	90,887
Short-Term Investments	—	140,704	140,704
Total	$5,128,298	$140,704	$5,269,002

During the period ended Jan. 31, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Jan. 31, 2015, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2015 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

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Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: